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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Mark A. Boyar             New York, New York   August 10, 2011
   -------------------------------    ------------------   ---------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 50
                                        --------------------

Form 13F Information Table Value Total: $77,889
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
           ITEM 1                ITEM 2    ITEM 3   ITEM 4          ITEM 5        ITEM 6  ITEM 7        ITEM 8
------------------------------ --------- --------- -------- -------------------- ------- ------- --------------------
                                TITLE OF            VALUE    SH/PRN   SH/  PUT/  INVSTMT  OTHER     VOTING AUTHORITY
           ISSUER                CLASS     CUSIP   (x1000)   AMOUNT   PRN  CALL  DISCRTN   MGRS    SOLE   SHARED NONE
Altria Group Inc               Common    02209s103      254     9,600 SH         Sole              9,600
AMC Networks Inc               CL A      00164V103      598    13,756 SH         Sole             13,756
American Express Co            Common    025816109      496     9,599 SH         Sole              9,599
Ameriprise Financial Inc       Common    03076C106    2,631    45,612 SH         Sole             45,612
AOL Inc                        Common    00184x105    1,317    66,304 SH         Sole             66,304
Bank of America Corporation    Common    060505104    1,758   160,426 SH         Sole            160,426
Bank of New York Mellon Corp   Common    064058100    2,184    85,247 SH         Sole             85,247
Bristol-Myers Squibb Co        Common    110122108    1,629    56,268 SH         Sole             56,268
Broadridge Financial Solutions Common    11133T103      367    15,253 SH         Sole             15,253
Cablevision Systems Corp       CL A      12686C109    1,954    53,953 SH         Sole             53,953
Callaway Golf Co               Common    131193104       63    10,141 SH         Sole             10,141
Carnival Corp                  Common    143658300    1,222    32,486 SH         Sole             32,486
CBS Corp                       CL B      124857202    1,564    54,912 SH         Sole             54,912
Cisco Systems Inc              Common    17275R102      751    48,104 SH         Sole             48,104
Citigroup Inc                  Common    172967424    2,138    51,359 SH         Sole             51,359
Clorox Co                      Common    189054109    2,220    32,923 SH         Sole             32,923
Comcast Corp                   CL A SPL  20030N200    3,262   134,613 SH         Sole            134,613
CVS Caremark Corporation       Common    126650100      423    11,270 SH         Sole             11,270
Dell Inc                       Common    24702R101      685    41,100 SH         Sole             41,100
Diebold Inc                    Common    253651103      627    20,223 SH         Sole             20,223
Disney Walt Co Disney          Common    254687106    1,560    39,968 SH         Sole             39,968
General Electric Co            Common    369604103    1,764    93,548 SH         Sole             93,548
Heinz H J Co                   Common    423074103    2,450    45,985 SH         Sole             45,985
Home Depot Inc                 Common    437076102    3,229    89,169 SH         Sole             89,169
Intel Corp                     Common    458140100    1,615    72,865 SH         Sole             72,865
International Speedway Corp    CL A      460335201      460    16,200 SH         Sole             16,200
Johnson & Johnson              Common    478160104    1,522    22,889 SH         Sole             22,889
JPMorgan Chase & Co            Common    46625H100    3,213    78,484 SH         Sole             78,484
Kraft Foods Inc                CL A      50075N104    3,644   103,448 SH         Sole            103,448
Madison Square Garden Inc      CL A      55826P100    1,583    57,524 SH         Sole             57,524
Marriott Intl Inc              CL A      571903202    1,139    32,094 SH         Sole             32,094
Meredith Corp                  Common    589433101    1,969    63,263 SH         Sole             63,263
MGM Resorts International      Common    552953101      482    36,536 SH         Sole             36,536
Microsoft Corp                 Common    594918104    3,102   119,318 SH         Sole            119,318
Midas Group Inc                Common    595626102    2,012   318,400 SH         Sole            318,400
NASDAQ OMX Group Inc           Common    631103108      829    32,786 SH         Sole             32,786
Orient-Express Hotels Ltd      CL A      G67743107      422    39,283 SH         Sole             39,283
Pfizer Inc                     Common    717081103    3,862   187,453 SH         Sole            187,453
Philip Morris Intl Inc         Common    718172109      340     5,100 SH         Sole              5,100
Reis Inc                       Common    75936P105      270    27,255 SH         Sole             27,255
Saks Inc                       Common    79377W108    1,093    97,889 SH         Sole             97,889
Syms Corp                      Common    871551107      586    54,400 SH         Sole             54,400
Sysco Corp                     Common    871829107      567    36,364 SH         Sole             36,364
Time Warner Inc                Common    887317303    3,406    93,659 SH         Sole             93,659
Travelers Companies Inc        Common    89417E109    3,397    58,189 SH         Sole             58,189
United Parcel Service Inc      CL B      911312106    2,259    30,980 SH         Sole             30,980
Verizon Communications Inc     Common    92343V104      489    13,137 SH         Sole             13,137
Wendys Arbys Group Inc         Common    950587105    2,419   477,242 SH         Sole            477,242
Western Union Co               Common    959802109    1,372    68,489 SH         Sole             68,489
Yahoo Inc                      Common    984332106      691    45,950 SH         Sole             45,950